Property, Plant and Equipment - Major Classes of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 6,412	$ 5,831
Accumulated depreciation and amortization	(4,027)	(3,694)
Total property, plant and equipment - net	2,385	2,137
Land And Land Improvements [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment	213	211
Accumulated depreciation and amortization	(32)	(28)
Building [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment	773	733
Accumulated depreciation and amortization	(367)	(336)
Machinery And Equipment [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment	5,327	4,798
Accumulated depreciation and amortization	(3,543)	(3,252)
Computer Equipment And Capitalized Software [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment	99	89
Accumulated depreciation and amortization	$ (85)	$ (78)